EMPLOYEE BENEFIT PLANS, Multiemployer Plans and Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Multiemployer Plans [Abstract]
Number of multiemployer plans	11
Number of multiemployer plans with estimated withdrawal obligation	5
Withdrawal obligation	$ 99
Contributions to multiemployer pension plans	13	12	13
Description of multiemployer plan	Contributions are generally based on union labor paid or cargo volume. A portion of such contributions is for unfunded accrued actuarial liabilities of the plans being funded over periods of 25 to 40 years, which began between 1967 and 1976.
401(k) Plan [Member]
Defined Contribution Plans [Abstract]
Contribution percentage, maximum (in hundredths)		4.00%	4.00%
Contribution expense		1.4	2.0
Profit Sharing Plan [Member]
Defined Contribution Plans [Abstract]
Contribution percentage, minimum (in hundredths)			1.00%
Contribution percentage, maximum (in hundredths)			3.00%
Contribution expense			$ 1.0